THE CANANDAIGUA FUNDS


* EQUITY PORTFOLIO
* BOND PORTFOLIO





ANNUAL REPORT
FOR THE YEAR ENDED DECEMBER 31, 2001













THE EQUITY PORTFOLIO SEEKS LONG TERM GROWTH OF ASSET VALUES THROUGH CAPITAL APPRECIATION AND DIVIDEND INCOME.

THE BOND PORTFOLIO SEEKS TO EARN A HIGH LEVEL OF CURRENT INCOME WITH CONSIDERATION ALSO GIVEN TO SAFETY OF PRINCIPAL.



                              THE CANANDAIGUA FUNDS

SUPERVISORY COMMITTEE:

Robert J. Craugh, Canandaigua, New York                         Robert N. Coe, Bloomfield, New York
Retired, former Senior Vice President - Operations              Secretary and Treasurer,
The Canandaigua National Bank and Trust Company                 The Canandaigua Insurance Group
                                                                (Independent insurance agency)
Donald C. Greenhouse, Canandaigua, New York
President and Owner, Seneca Point Associates, Inc.              James W. Doran, Canandaigua, New York
(Business and consulting firm)                                  President, FFTH Properties and FFT Senior Communities, Inc.
William Rayburn, Canandaigua, New York                          (Real Estate Management)
Retired, former President, Chairman & CEO
Snap On Tools

OFFICERS:

Robert J. Craugh, Chairman
Donald C. Greenhouse, Secretary & Treasurer

OFFICES OF THE CANANDAIGUA FUNDS:                               TRANSFER AGENT AND SHAREHOLDER SERVICING:

72 South Main Street                                            Orbitex Fund Services
Canandaigua, New York  14424                                    P.O. Box 5536
The Canandaigua National Bank and Trust Company                 Hauppauge, New York  11788-0132

INVESTMENT ADVISOR:                                             DISTRIBUTOR:

The Canandaigua National Bank and Trust Company                 AmeriMutual Funds Distributors, Inc.
72 South Main Street                                            14747 California Street
Canandaigua, New York  14424                                    Omaha, NE 68154-1979
Jay J. Bachstein, Assistant Vice President


CUSTODIAN OF ASSETS:                LEGAL COUNSEL:                     INDEPENDENT AUDITORS:

The Northern Trust Company          Stephen H. Waite, Esq.             Eldredge, Fox & Porretti, LLP
50 South La Salle Street            Maureen E. Mulholland, Esq.        25 North Street
Chicago, Illinois  60675            Underberg & Kessler                Canandaigua, New York  14424
1800 Chase Square                   Rochester, New York  14604


Dear Shareholder:

OVERVIEW OF 2001

As a whole, 2001 was a very difficult one for equity investors. This came on the heels of 2000, which saw the three major equity indexes, S&P 500, the Dow Jones Industrial Average ("DJIA") and the Nasdaq Composite Index ("Nasdaq") down for the year. The DJIA fell 7.1% almost one full percentage point ahead of the 6.18% decline in 2000. It closed the year slightly above the 10,000 point mark. The Nasdaq, once a source of high-flying returns fell 21.05% during 2001 after a decline of more than 39% during 2000. It closed the year below the 2000 point mark after peaking above 5000 points 21 months earlier.

This year the damage was not limited to technology names. Areas that also fell hard this past year were manufacturing, telecommunications companies, consumer and financial stocks. The top performing areas during 2001 were consumer cyclicals and home builders. Specific companies within the Equity Fund that had a negative impact were EMC Corp, Applied Micro Circuits and United Technologies. Best Buy, First Data Corp and Genuine Parts Company were the better performers during the year.

During the year, the Federal Reserve attempted to stimulate the economy. It began cutting rates immediately at the start of the year lowering rates on January 3rd and cutting ten more times before the year was over. This aggressive action by the Federal Reserve did not help the equity markets. The cutting of rates is not a tool to boost stock prices. Home owners were happy though as the interest rate cuts had many homeowners refinancing mortgages and freeing up cash.

With the disappointing returns in the equity markets, bond investors were happy. For the second consecutive year, bonds beat stocks. Yields were mostly unchanged ten years and out. On the shorter side, the 2-year Treasury yield declined from more than 5% at the beginning of the year to just over 3% at years' end. The yield on a 10-year Treasury began the year at 5.11% and ended the year at 5.02%.

THE EQUITY FUND

While we were able to weather a tough 2000 with positive returns, the past year was a disappointment. The Equity Fund was down 29.49% for the year ended December 31, 2001. The year was difficult for the indexes as well. The S&P 500 declined 13.04%, the second straight year the index fell more than 10%, and the Lipper Growth Funds Average declined 16.67%. Since inception, September 9, 1992, the Fund has had an average annual return of 9.14%.

THE BOND FUND

The Bond Fund returned 8.71% for 2001 compared to the Lehman Brothers Aggregate Bond Index increase of 8.42%, and the median peer-group increase of 7.49%. This is the second consecutive year the Bond Fund has outperformed the median peer group and the Equity Fund.

OVERVIEW FOR 2002

It is difficult to predict when the economy, corporate profits and the equity markets will strengthen. Instead of picking a when, we feel it is more important to be finding and investing in companies that will be positioned to take advantage of economic and market improvements when they materialize. Remember, the economy has been through a difficult period and will take time to position itself for future growth. It still has some problems and there are lingering issues from September 11th, but we are hopeful that a rebound will be evident by mid-year.

Reviewing the late year 2001 movement of the Nasdaq Composite revealed it moved upward very quickly. It was up more than 20% since September 10th and more than 40% since the September 21st low. We feel that an early year breather and pull back is likely. This should not dampen the outlook for the entire year however. Total returns of the major equity indexes are anticipated to be in the 7% to 10% range, the general area of historic returns pre-1990. A historical bright spot is that the last time equity markets were down for three consecutive years was the period from 1939 to 1941. Three consecutive years of losses does not occur frequently.

We have become more valuation and cash flow sensitive in reviewing companies that may be added to the portfolio. While these are not the prime factors when determining whether or not to add a company to the portfolio, they have become increasingly important. This is not to imply that growth stocks will be left on the sidelines. We anticipate growth stocks to outperform value oriented stocks during the second half of the year.

As far as the Federal Reserve continuing to cut rates, we feel that these actions are finished. The dramatic number of cuts during the last year should add enough liquidity into the economy to improve it. The Federal Reserve will likely remain on the sidelines, neither lowering nor raising rates in the first half. The economy should show moderate growth as the previous year's 11 rate cuts take hold.

Expectations for the upcoming year with regard to interest rates are for a minimal rise in short-term rates with long-term rates remaining relatively unchanged. Should the economy begin to grow in the second half of the year we expect the Federal Reserve to gradually raise rates. The second half could see an increase of 50 (1/2 percent) to 100 basis points (1 percent). The number and size of any rate increases will have a direct effect on how high short-term rates will rise.

We have said before, and it is important to say again that investing is about the future. There will be periodic bumps in the road such as the last two years in the equity markets. But if you keep a long-term time frame in mind, especially when investing in stocks, you have the potential for financial growth.

To those who may have experienced a loss on September 11th, our sympathies and prayers go out to you. I hope 2002 brings you a sense of peace as you attempt to put the terrible tragedy behind you.

Sincerely,


Jay J. Bachstein
Fund Manager
Assistant Vice President
The Canandaigua National Bank and Trust Co.

                                  EQUITY FUND
                     HOW $10,000 HAS GROWN SINCE INCEPTION


CANANDAIGUA EQUITY FUND

AVERAGE ANNUAL TOTAL RETURN
ONE YEAR                        -29.49%
FIVE YEARS                        6.27%
SINCE INCEPTION                   9.14%

WEISENBERGER: GROWTH - DOMESTIC - MF is an equally weighted index of mutual funds within the stated investment category. The funds represented by this index involve investment risks which may include the loss of principal invested. This index represents the component funds at closing net asset value and includes all annual asset-based fees and expenses charged to those funds, including management and 12b-1 fees. You can not directly invest in an index.

S&P 500 COMPOSITE is a market capitalization weighted price index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The value of the index varies with the aggregate value of the common equity of each of the 500 companies. The stocks represented by this index involve investment risks which may include loss of principal invested. You can not directly invest in an index.

Past performance is not indicative of future results. Shares of the CANANDAIGUA EQUITY FUND are not deposits or obligations of, or guaranteed or endorsed by, The Canandaigua National Bank and Trust Company, and the shares are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. Principal is subject to risk in the investment marketplace. Investment returns and principal value of an investment may fluctuate. Purchase of shares should only occur after you have read the current prospectus. A current prospectus and application may be obtained by writing the Investment Department at The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424, or by calling 1-800-724-2621 extension 0600.

Distributed by:  AmeriMutual Fund Distributor Inc.  Member NASD/SIPC.

                                   BOND FUND
                     HOW $10,000 HAS GROWN SINCE INCEPTION



CANANDAIGUA BOND FUND

AVERAGE ANNUAL TOTAL RETURN
ONE YEAR                       8.71%
FIVE YEARS                     6.66%
SINCE INCEPTION                6.07%

WEISENBERGER: CORP - INV GRADE - MF is an equally weighted index of mutual funds within the stated investment category. The funds represented by this index involve investment risks which may include the loss of principal invested. This index represents the component funds at closing net asset value and includes all annual asset-based fees and expenses charged to those funds, including management and 12b-1 fees. You can not directly invest in an index.

LEHMAN BROTHERS GOVERNMENT/CREDIT is an index composed of 5,400 publicly issued corporate and U.S government debt rated Baa or better, with at least one year to maturity and at least $25 million outstanding. The index is weighted by the market value of its bonds. This index represents asset types which are subject to risk, including loss of principal. You can not directly invest in an index.

Past performance is not indicative of future results. Shares of the CANANDAIGUA BOND FUND are not deposits or obligations of, or guaranteed or endorsed by, The Canandaigua National Bank and Trust Company, and the shares are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. Principal is subject to risk in the investment marketplace. Investment returns and principal value of an investment may fluctuate. Purchases of shares should only occur after you have read the current prospectus. A current prospectus and application may be obtained by writing the Investment Department at The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424, or by calling 1-800-724-2621 extension 0600.

Distributed by:  AmeriMutual Fund Distributor Inc.  Member NASD/SIPC.

                              THE CANANDAIGUA FUNDS

                           FINANCIAL STATEMENTS AS OF

                                DECEMBER 31, 2001

                                  TOGETHER WITH

                        REPORT OF INDEPENDENT ACCOUNTANTS


                             THE CANANDAIGUA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001





                                                                           FUND
                                                                   BOND           EQUITY
                                                               ------------    ------------

ASSETS:

INVESTMENT SECURITIES AT MARKET
(Bond Fund cost- $996,815; Equity Fund
 cost- $23,939,162) ........................................   $  1,029,354    $ 26,066,870
                                                               ------------    ------------

CASH AND CASH EQUIVALENTS ..................................          9,900         791,205
                                                               ------------    ------------

RECEIVABLES FOR:
   Sales of fund's shares ..................................             99          49,912
   Dividends and accrued interest ..........................         19,325          23,818
   Other ...................................................           --               316
                                                               ------------    ------------
              Total receivables ............................         19,424          74,046
                                                               ------------    ------------

PREPAID EXPENSES ...........................................          1,498             840
                                                               ------------    ------------

              Total assets .................................      1,060,176      26,932,961
                                                               ------------    ------------

LIABILITIES:

PAYABLES FOR:
   Repurchases of fund's shares ............................           --            14,623
   Auditing fees ...........................................            595          13,996
   Custody fees ............................................            468             291
   Taxes ...................................................            325             325
   Investment advisory fees ................................           --            22,810
   Fund expenses paid by advisor ...........................          3,201          33,130
   Other ...................................................            350            --
                                                               ------------    ------------

              Total liabilities ............................          4,939          85,175
                                                               ------------    ------------

NET ASSETS AT DECEMBER 31, 2001: (equivalent to
$14.06 per share for Bond Fund and $18.99 per share
for Equity Fund, based on 75,048 shares and 1,413,415
shares outstanding for Bond and Equity shares, respectively)   $  1,055,237    $ 26,847,786
                                                               ============    ============

NET ASSETS CONSIST OF:
   Capital stock ...........................................   $  1,025,577    $ 31,935,241
   Undistributed net investment income (loss) ..............            356            --
   Accumulated net realized loss on investments ............         (3,235)     (7,215,163)
   Net unrealized appreciation on investments ..............         32,539       2,127,708
                                                               ------------    ------------
NET ASSETS .................................................   $  1,055,237    $ 26,847,786
                                                               ============    ============


   The accompanying notes are an integral part of these financial statements.



                             THE CANANDAIGUA FUNDS
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                          FUND
                                                                BOND          EQUITY
                                                           ------------    -----------

INVESTMENT INCOME:
   Interest income .....................................   $     66,599    $     61,557
   Dividend income .....................................           --           278,392
                                                           ------------    ------------
                Total investment income ................         66,599         339,949
                                                           ------------    ------------

EXPENSES:
   Investment management fees ..........................         11,336         314,254
   Administration fees .................................         18,150          39,376
   Fund accounting fees ................................         16,004          20,990
   Transfer agency fees ................................         11,297          12,623
   Custodial fees ......................................          2,894           3,558
   Auditing fees .......................................            991          32,235
   Professional fees ...................................            291           8,055
   Registration and filing fees ........................            256           2,283
   Insurance expense ...................................            350          11,838
   Tax expense .........................................            256             335
                                                           ------------    ------------
                Total expenses .........................         61,825         445,547
                Less: reimbursed expenses ..............        (57,078)        (21,238)
                                                           ------------    ------------
                Net expenses ...........................          4,747         424,309
                                                           ------------    ------------

                Net investment income (loss) ...........         61,852         (84,360)
                                                           ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from investment transactions          1,875      (6,381,168)
   Net change in unrealized appreciation (depreciation)
      on investments ...................................         28,866      (5,585,366)
                                                           ------------    ------------

                Net realized and unrealized gain (loss)
                  on investments .......................         30,741     (11,966,534)
                                                           ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................   $     92,593    $(12,050,894)
                                                           ============    ============



   The accompanying notes are an integral part of these financial statements.



                             THE CANANDAIGUA FUNDS
                      STATEMENTS OF CHANGES IN NET ASSEETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                FUND
                                                                        BOND          EQUITY
                                                                   ------------    -----------

FOR THE YEAR ENDED DECEMBER 31, 2001 -

OPERATIONS:
   Net investment income (loss) ................................   $     61,852    $    (84,360)
   Net realized gain (loss) on investments .....................          1,875      (6,381,169)
   Net change in unrealized appreciation (depreciation)
     on investments ............................................         28,866      (5,585,366)
                                                                   ------------    ------------

               Net increase (decrease) in net assets
                resulting from operations ......................         92,593     (12,050,895)
                                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:
   Dividends from net investment income ........................        (62,571)           --
   Distributions from net realized gain on investments .........           --           (73,873)
                                                                   ------------    ------------

               Total dividends and distributions ...............        (62,571)        (73,873)
                                                                   ------------    ------------

FUND SHARE TRANSACTIONS:
   Proceeds from shares sold (18,120 and 143,547 shares in the
     Bond and Equity funds, respectively) ......................        253,342       3,219,605
   Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments (4,476 and 3,958 shares in the Bond and Equity
     funds, respectively) ......................................         62,530          73,822
   Cost of shares repurchased (32,425 and 222,991 shares in the
     Bond and Equity funds, respectively) ......................       (451,099)     (4,528,980)
                                                                   ------------    ------------

               Net decrease in net assets resulting
                  from fund share transactions .................       (135,227)     (1,235,553)
                                                                   ------------    ------------

TOTAL DECREASE IN NET ASSETS ...................................       (105,205)    (13,360,321)

NET ASSETS - beginning of year .................................      1,160,442      40,208,107
                                                                   ------------    ------------

NET ASSETS - end of year .......................................   $  1,055,237    $ 26,847,786
                                                                   ============    ============

Undistributed net investment income ............................   $        356    $       --
                                                                   ============    ============



   The accompanying notes are an integral part of these financial statements.



                             THE CANANDAIGUA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000




                                                                                FUND
                                                                       BOND           EQUITY
                                                                   ------------    ------------

FOR THE YEAR ENDED DECEMBER 31, 2000 -

OPERATIONS:
   Net investment income (loss) ................................   $     61,422    $   (277,580)
   Net realized gain (loss) on investments .....................         (5,240)        692,060
   Net change in unrealized appreciation on investments ........         48,846       1,169,399
                                                                   ------------    ------------

               Net increase in net assets resulting
                 from operations ...............................        105,028       1,583,879
                                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:
   Dividends from net investment income ........................        (60,347)           --
   Distributions from net realized gain on investments .........           --        (1,561,292)
                                                                   ------------    ------------

               Total dividends and distributions ...............        (60,347)     (1,561,292)
                                                                   ------------    ------------

FUND SHARE TRANSACTIONS:
   Proceeds from shares sold (19,000 and 203,800 shares in the
     Bond and Equity funds, respectively) ......................        252,531       6,095,173
   Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments (4,549 and 56,780 shares in the Bond and Equity
     funds, respectively) ......................................         60,347       1,560,887
   Cost of shares repurchased (21,756 and 90,727 shares in the
     Bond and Equity funds, respectively) ......................       (290,094)     (2,707,281)
                                                                   ------------    ------------

               Net increase in net assets resulting from fund
                  share transactions ...........................         22,784       4,948,779
                                                                   ------------    ------------

TOTAL INCREASE IN NET ASSETS ...................................         67,465       4,971,366

NET ASSETS - beginning of year .................................      1,092,977      35,236,741
                                                                   ------------    ------------

NET ASSETS - end of year .......................................   $  1,160,442    $ 40,208,107
                                                                   ============    ============

Undistributed net investment income ............................   $      1,075    $       --
                                                                   ============    ============


   The accompanying notes are an integral part of these financial statements.


                             THE CANANDAIGUA FUNDS
                             CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                                DECEMBER 31, 2001

      PAR
     Value                                                           COST     MARKET VALUE
----------------                                                   --------   ------------


INVESTMENT SECURITIES:

U.S. GOVERNMENT BONDS & NOTES - 31.48%
   $ 5,000 US Treasury Notes, 5.500%, February 28, 2003            $  4,991    $  5,189
    25,000 US Treasury Notes, 5.750%, April 30, 2003                 24,987      26,111
    25,000 US Treasury Notes, 5.875%, February 15, 2004              25,604      26,387
    50,000 US Treasury Notes, 5.875%, November 15, 2005              50,077      53,133
    25,000 US Treasury Notes, 5.625%, February 15, 2006              24,977      26,351
    30,000 US Treasury Notes, 7.000%, July 15, 2006                  30,028      33,248
    35,000 US Treasury Notes, 6.125%, August 15, 2007                35,281      37,669
    40,000 US Treasury Notes, 5.500%, February 15, 2008              39,861      41,766
    50,000 US Treasury Notes, 5.625%, May 15, 2008                   50,648      52,426
    30,000 US Treasury Notes, 4.750%, November 15, 2008              29,167      29,892
                                                                   --------    --------
           TOTAL U.S. GOVERNMENT NOTES & BONDS                      315,621     332,172
                                                                   --------    --------

CORPORATE BONDS- 66.07%
CAPITAL EQUIPMENT - 2.44%
MACHINERY CONSTRUCTION AND MINING
    25,000 Caterpillar Corp., Inc., 6.000%, May 1, 2007              24,350      25,785
                                                                   --------    --------

CONSUMER GOODS - 16.19%
BEVERAGE & TOBACCO
    25,000 Anheuser Busch, 6.750%, November 1, 2006                  25,078      26,380
    20,000 Coca-Cola Co., 6.000%, July 15, 2003                      19,990      20,903
                                                                   --------    --------
                                                                     45,068      47,283
                                                                   --------    --------
MULTIMEDIA
    25,000 Walt Disney & Co., 5.800%, October 27, 2008               23,866      24,477
                                                                   --------    --------

PAPER
    25,000 International Paper Co., 7.625%, August 1, 2004           25,783      26,801
                                                                   --------    --------

RETAIL
    25,000 Sears Roebuck & Co., 6.250%, January 15, 2004             24,554      25,863
    20,000 Wal-Mart Co., 6.375%, March 1, 2003                       20,251      20,796
                                                                   --------    --------
                                                                     44,805      46,659
                                                                   --------    --------
SPECIALTY CHEMICALS
    25,000 Eastman Chemical Co., 6.375%, January 15, 2004            25,048      25,587
                                                                   --------    --------

FINANCE - 33.39%
BANKING
    30,000 Citicorp, 6.750%, August 15, 2005                         30,405      31,648
    25,000 Commercial Credit Group, 6.375%, September 15, 2002       24,884      25,676
    25,000 Morgan JP & Co., 6.000%, January 15, 2009                 24,746      24,936
    20,000 US Bancorp, 8.125%, May 15, 2002                          20,037      20,419
                                                                   --------    --------
                                                                    100,072     102,679
                                                                   --------    --------

   The accompanying notes are an integral part of these financial statements.


                                      F-5

                             THE CANANDAIGUA FUNDS
                             CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                                DECEMBER 31, 2001

      PAR
     Value                                                           COST     MARKET VALUE
----------------                                                   --------   ------------


CORPORATE BONDS- (Continued)

FINANCIAL SERVICES
  $ 12,000 Homeside Lending, Inc., 6.875%, June 30, 2002            $11,933      $12,278
    25,000 John Deere Capital Corp., 6.000%, February 15, 2009       24,594       24,447
    60,000 Lehman Brothers Holdings, 7.200%, August 15, 2009         61,183       62,660
    45,000 Lehman Brothers Holdings, 7.875%, August 15, 2010         48,133       48,610
    45,000 Lehman Brothers Holdings, 8.500%, August 01, 2015         51,138       50,102
    30,000 Merrill Lynch & Co., Inc., 6.250%, October 15, 2008       29,800       30,429
    20,000 Salomon, Inc., 6.750%, August 15, 2003                    19,973       21,152
                                                                   --------    ---------
                                                                    246,754      249,678
                                                                   --------    ---------

SERVICES - 14.05%
HOTELS AND MOTELS
   $25,000 Marriott Corp., 6.750%, December 15, 2003               $ 25,005    $  26,143
                                                                   --------    ----------

INDUSTRIAL
    25,000 General Motors Corp., 6.250%, May 1, 2005                 25,650       25,183
    25,000 IBM Corp., 5.375%, February 1, 2009                       24,960       24,615
                                                                   --------    ---------
                                                                     50,610       49,798
                                                                   --------    ---------
TELECOMMUNICATIONS
    20,000 AT&T Capital Corp., 6.600%, May 15, 2005                  19,423       20,726
    30,000 LCI International, Inc., 7.250%, June 15, 2007            30,516       30,610
    20,000 SBC Communications, Inc., 6.250%, March 1, 2005           19,894       20,956
                                                                   --------    ---------
                                                                     69,833       72,292
                                                                   --------    ---------
           TOTAL CORPORATE BONDS                                    681,194      697,182
                                                                   --------    ---------

CASH & CASH EQUIVALENTS- 0.94%
     9,900 Canandaigua National Bank Collective
                  Fixed Income Fund                                   9,900        9,900
                                                                   --------    ---------

           TOTAL INVESTMENTS                  98.49%            $ 1,006,715    1,039,254
                                                                ===========

           OTHER ASSETS LESS LIABILITIES       1.51%                              15,983
                                             --------                          ---------

           NET ASSETS                        100.00%                          $1,055,237
                                             ========                         ==========




   The accompanying notes are an integral part of these financial statements.

                             THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY FUND
                          SCHEDULE OF FUND INVESTMENTS
                                DECEMBER 31, 2001


 SHARES                                                 COST        MARKET VALUE
--------                                            ----------     -------------

 INVESTMENT SECURITIES:

COMMON STOCKS -96.06%

        AUTO PARTS- 0.68%
  5,000 Genuine Parts Co.                           $  146,990      $ 183,500
                                                    ----------      ---------

        AUTOMATED PROCESSING- 5.19%
  9,000 First Data Corp.                               580,824        706,050
 19,750 Paychex, Inc.                                  351,079        688,288
                                                    ----------     ----------
                                                       931,903      1,394,338
                                                    ----------     ----------
        AUTOMATION & EQUIPMENT- 0.43%
    240 Imagistics International, Inc.*                  2,892          2,964
  3,000 Pitney Bowes, Inc.                             117,128        112,830
                                                    ----------     ----------
                                                       120,020        115,794
                                                    ----------     ----------
        BANKS- 4.87%
  2,000 Bank of America Corp.                          119,620        125,900
 10,000 Bank One Corp.                                 314,770        390,500
  4,500 Citigroup, Inc.                                206,708        227,160
 13,000 Wells Fargo Co.                                482,320        564,850
                                                    ----------     ----------
                                                     1,123,418      1,308,410
                                                    ----------     ----------
        BROADCAST SATELLITE- 0.41%
  4,000 EchoStar Communication Corp. *                 155,460        109,880
                                                    ----------     ----------

        CHEMICALS- 1.53%
  3,000 Dow  Chemical  Co.                             106,400        101,340
  6,000 PPG Industries, Inc.                           319,775        310,320
                                                    ----------     ----------
                                                       426,175        411,660
                                                    ----------     ----------
        COMPUTER HARDWARE- 1.86%
  5,000 Dell Computer Corp.*                           114,464        135,900
  3,000 International Business Machines Corp.          286,814        362,880
                                                    ----------     ----------
                                                       401,278        498,780
                                                    ----------     ----------
        CONGLOMERATES- 12.01%
 30,500 General Electric Co.                         1,200,255      1,222,440
 34,000 Tyco International Ltd.                      1,109,241      2,002,600
                                                    ----------     ----------
                                                     2,309,496      3,225,040
                                                    ----------     ----------
        DRUGS- 11.76%
  8,000 American Home Products Corp.                   347,144        490,880
  9,000 Amgen, Inc.*                                   565,132        507,960
  6,000 Andrx Corp.*                                   408,784        422,460
  6,000 Elan Corp PLC-Spons ADR **                     232,993        270,360
  6,000 Immunex Corp*                                  139,214        166,260
 17,000 Johnson & Johnson                              845,550      1,004,700
  7,000 King Pharmaceuticals, Inc. *                   244,495        294,910
                                                    ----------     ----------
                                                     2,783,312      3,157,530
                                                    ----------     ----------
        ENERGY- 2.43%
 16,000 CMS Energy Corp.                               388,910        384,480
  5,000 Mitchell Energy & Development Corp.            247,520        266,500
                                                    ----------     ----------
                                                       636,430        650,980
                                                    ----------     ----------


   The accompanying notes are an integral part of these financial statements.



                                      F-7

                             THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY FUND
                          SCHEDULE OF FUND INVESTMENTS
                                DECEMBER 31, 2001


 SHARES                                                 COST        MARKET VALUE
--------                                            ----------     -------------

        COMMON STOCKS - (CONTINUED)

        ENGINEERING- 1.23%
  5,000 Jacobs Engineering Group, Inc.*             $  305,060      $  330,000
                                                    -----------     ----------

        FINANCIAL- 9.97%
  9,000 Fannie Mae                                     740,889         715,500
  8,000 Goldman Sachs Group, Inc.                      608,552         742,000
 11,000 Household International, Inc.                  572,030         637,340
  6,000 JP Morgan Chase & Co., Inc.                    288,411         218,100
  7,000 Merrill Lynch & Co., Inc.                      309,268         364,840
                                                    ----------      ----------
                                                     2,519,150       2,677,780
                                                    ----------      ----------
        FOOD - RETAIL- 2.32%
  6,000 Albertsons, Inc.                               179,900         188,940
  4,000 Conagra Foods, Inc.                             91,610          95,080
  5,000 Hershey Foods Corp.                            340,448         338,500
                                                    ----------      ----------
                                                       611,958         622,520
                                                    ----------      ----------
        HEALTHCARE- 7.27%
  7,000 Cardinal Health, Inc.                          501,428         452,620
 30,000 Health Management Associations *               548,144         552,000
  5,000 Quest Diagnostics, Inc                         341,079         358,550
 10,000 Tenet Healthcare *                             513,085         587,200
                                                    ----------      ----------
                                                     1,903,736       1,950,370
                                                    ----------      ----------
        INDUSTRIAL GASES- 1.24%
  6,000 Praxair, Inc.                                  289,760         331,500
                                                    ----------      ----------

        INFORMATION TECHNOLOGY SERVICES- 2.55%
 10,000 Electronic Data Systems Corp.                  607,792         685,500
                                                    ----------      ----------

        INSURANCE- 2.80%
  7,000 Marsh & Mclennan Companies, Inc.               607,337         752,150
                                                    ----------      ----------

        MOVIES & ENTERTAINMENT- 0.54%
  4,500 AOL Time Warner, Inc *                         182,492         144,450
                                                    ----------      ----------

        NETWORKING EQUIPMENT- 0.27%
  4,000 Cisco Systems, Inc. *                           69,134          72,440
                                                    ----------      ----------

        OIL AND GAS OPERATIONS- 2.51%
  6,600 Apache Corp.                                   372,127         329,208
  7,000 Noble Affiliates, Inc.                         201,320         247,030
  2,000 Royal Dutch Petroleum Co.                      100,013          98,040
                                                    ----------      ----------
                                                       673,460         674,278
                                                    ----------      ----------
        PERSONAL PRODUCTS- 0.52%
  3,000 Avon Products, Inc.                            141,314         139,500
                                                    ----------      ----------

        REAL ESTATE INVESTMENT TRUSTS- 3.06%
 16,000 Equity Residential Properties Trust            453,630         459,360
 10,000 Health Care Property Investors Inc.            351,022         362,100
                                                    ----------      ----------
                                                       804,652         821,460
                                                    ----------      ----------
        RETAIL- 5.61%
 11,500 Best Buy Co., Inc. *                           689,751         856,520
 14,000 Lowe's Co., Inc.                               462,972         649,740
                                                    ----------      ----------
                                                     1,152,723       1,506,260
                                                    ----------      ----------

   The accompanying notes are an integral part of these financial statements.


                                      F-8

                             THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY FUND
                          SCHEDULE OF FUND INVESTMENTS
                                DECEMBER 31, 2001


 SHARES                                                 COST        MARKET VALUE
--------                                            ----------     -------------


        COMMON STOCKS - (CONTINUED)

        SEMICONDUCTOR- 1.69%
  3,000 PMC - Sierra, Inc. *                        $     91,322    $    63,780
 10,000 Xilinx, Inc. *                                   599,677        390,500
                                                    ------------    -----------
                                                         690,999        454,280
                                                    ------------    -----------
        SOFTWARE AND PROGRAMMING- 7.59%
  3,000 Amdocs Ltd.*                                      87,314        101,910
 10,000 BEA Systems, Inc. *                              364,496        154,000
 23,000 Citrix Systems, Inc. *                           575,369        521,180
  6,000 Microsoft Corp.*                                 338,548        397,500
 18,000 Siebel Systems, Inc. *                           725,058        503,640
  8,000 Veritas Software Corp. *                         526,742        358,640
                                                    ------------    -----------
                                                       2,617,527      2,036,870
                                                    ------------    -----------
        SPECIALTY FINANCE- 1.21%
  6,000 Capital One Financial Corp.                      171,213        323,700
                                                    ------------    -----------

        TELECOMMUNICATIONS- 3.86%
 10,000 Comverse Technology, Inc*                        260,978        223,700
 10,000 Nextel Communications, Inc*                       99,214        109,600
  7,000 Verizon Communications, Inc.                     346,898        332,220
 26,260 WorldCom Inc-WorldCom Group *                    404,501        369,740
                                                    ------------    -----------
                                                       1,111,591      1,035,260
                                                    ------------    -----------
        TRANSPORTATION- 0.65%
  5,000 CSX Corp.                                        168,000        175,250
                                                    ------------    -----------


        TOTAL COMMON STOCKS                           23,662,380     25,789,480
                                                    -------------   -----------

 PREFERRED STOCKS- 1.03%
  5,000 Fleet Capital Trust VII*                         125,014        124,450
  6,000 Morgan Stanley Capital Trust II*                 151,768        152,940
                                                    -------------   -----------
                                                         276,782        277,390
                                                    -------------   -----------

 PRINCIPAL
 AMOUNT
----------------

CASH & CASH EQUIVALENTS- 2.95%
$791,205 Canandaigua National Bank Collective
            Equity Fund                                   791,205       791,205
                                                    -------------   -----------

         TOTAL INVESTMENTS              100.04%     $  24,730,367   $26,858,075
                                                    =============

         LIABILITIES LESS OTHER ASSETS   (0.04%)                        (10,289)
                                        --------                    -----------

         NET ASSETS                     100.00%                     $26,847,786
                                        ========                    ===========



 *  Non-Income producing security.
 ** ADR- American Depositary Receipt.



   The accompanying notes are an integral part of these financial statements.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001





(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         ORGANIZATION -

         The Canandaigua Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund offers two no-load mutual funds: the Canandaigua Equity Fund ("Equity Fund"), which seeks long term growth of asset values through capital appreciation and dividend income, and the Canandaigua Bond Fund ("Bond Fund"), which seeks to earn a high level of current income with consideration also given to safety of principal.

         USE OF ESTIMATES -

         The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and, as such, include amounts based on informed estimates and judgments of management with consideration given to materiality. Actual results could differ from those estimates.


         CASH AND CASH EQUIVALENTS -

         Interest bearing cash accounts are considered cash equivalents.

         VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION -

         Equity securities are valued at the last sales price on the exchange or the over-the-counter market on which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market. Under this method of evaluation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value of the 61st day prior to maturity. Thereafter, the Fund assumes a constant proportionate amortization value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the securities. Securities for which market quotations are not readily available are valued as determined in good faith by and under the direction of the Supervisory Committee of the Fund.

                             THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001


 (1)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION (continued)

         The fair value of receivables for sale of investments and payables for purchases of investments are based on fair values as of the date of sale or purchase of the investment security.

         The estimated fair value of individual investment securities held at December 31, 2001 are disclosed in the accompanying Schedule of Fund Investments.

         Investment security transactions are recorded no later than the first business day after the securities are purchased or sold. Interest income is reported on the accrual basis. Dividend income is recorded on the ex-dividend date.

         Realized gains and losses on sales of securities are calculated on the identified cost basis.

         Dividends and distributions to shareholders are recorded on the ex-dividend date and are paid at least annually. For the year ended December 31, 2001, $62,571 and $73,873 of dividends were declared and distributed to shareholders of the Bond Fund and Equity Fund, respectively.

         VALUATION OF SHARES -

         The Declaration of Trust provides that the Fund may issue an unlimited number of shares of beneficial interest without par value. Currently, the Fund is offering shares in a Bond Fund and an Equity Fund. The shares are voting, non-assessable and have no preemptive rights or preferences as to conversion, exchange, dividends or retirement. The net asset value per share of each fund is determined by dividing the total value of the fund's net assets by the number of outstanding shares of the fund. The net asset values per share in the accompanying financial statements are calculated in consideration of all purchases and sales transacted during the period. Share purchases are recorded when an investor's request for a share purchase is accepted and share distributions are recorded when an investor's request for distribution is received.

                             THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001


(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         VALUATION OF SHARES (continued) -

         Accordingly, any accepted share purchase obligations for which cash has not yet been received are reflected as a receivable for sale of fund's shares and any approved distribution requests for which cash has not yet been disbursed are reflected as a payable for repurchases of fund's shares in the accompanying statement of assets and liabilities.

         INCOME TAXES -

         The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund.


(2)      AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

         The Canandaigua National Bank and Trust Company (the Company) is the investment advisor and sponsor of the Fund. As the investment adviser to the Funds, the Company must register with the Securities and Exchange Commission under the Investment Advisers Act (the "Act"). The Company is in the process of registering under the Act by filing Form ADV. The individual portfolio manager of the Fund is also an officer of the Company. Subject to the direction of the Supervisory Committee of the Fund, which performs the duties and undertakes the responsibilities of the Board of Directors of an investment company, the Company manages all of the business and affairs of the Fund. The Fund has entered into an Investment Management Agreement with the Company. Under the terms of the agreement, the Company will manage the investment of the assets of each fund in conformity with the stated objectives and policies of that fund. For these services, the Fund will pay investment management fees to the Company, payable monthly, at the annual rate of 1% of average net assets of each fund.

         Since April 1994, the Supervisory Committee has authorized a temporary reduction of the management fee and, since July 9, 1997, authorized a temporary suspension of the entire management fee paid by the Bond Fund. For the year ended December 31, 2001, the management fees waived by the Company amounted to $11,336.

                             THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001


(2)      AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES (continued)

         Under separate agreements, Orbitex Fund Services, Inc. ("OFS", formerly American Data Services, Inc.), a subsidiary of Orbitex Financial Services Group, Inc., serves as Transfer Agent, Fund Accounting Agent and Administrator. In November of 2000, the Fund signed three-year extensions to these agreements, under similar terms and conditions. As Transfer Agent, OFS, through its wholly owned subsidiary Orbitex Data Services, Inc., provides recordkeeping services, including maintenance of all Fund share ownership. In its capacity as Fund Accounting Agent and Administrator, OFS determines, for each fund, its daily net asset value per share, calculates all dividend and capital gain distributions, maintains the Fund's corporate books and performs any other service required by the Fund.

         In November 2000, the Company also entered into a three year ninety day cancelable distributor agreement with AmeriMutual Funds Distributors, Inc. to act as the principal underwriter and distributor of the Fund's shares. The fees for these services are paid by the Company for the Bond Fund and Equity Fund.

         Fees with OFS are subject to annual increases based on a defined increase in the Consumer Price Index for the Northeast region.

         The Northern Trust Company acts as a custodian of the assets of the Fund. Custodial fees paid by the Fund are based on an agreed fee schedule for asset holdings and transactions.

         During fiscal 2001, the Fund obtained a professional liability insurance policy for $14,570 from an insurance agency in which a director of the Fund has an ownership interest.

         The Company has historically assumed expenses for the Bond Fund, other than custodial, auditing, insurance and taxes, for the administration of the fund. The Equity Fund pays its operating expenses other than professional legal and Board of Trustee, which fees, are assumed by the Company. During the year ended December 31, 2001, the Company assumed approximately $8,300 in legal fees and $4,600 in Board of Trustee fees.

         The Company will reimburse the Fund for the amount by which the expenses exceed the lower of (1) 1.5% of the average daily value of the Fund's net assets during its fiscal year or (2) the most restrictive expense limitation applicable to the Fund imposed by the securities laws of any state in which the shares of the Fund are sold.

                             THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001



(3)      PURCHASES AND SALES OF SECURITIES

         During the year ended December 31, 2001, purchases and sales of investment securities, excluding cash and cash equivalents, amounted to the following:


                                                         FUND

                                                  BOND        EQUITY

             Purchases........................ $ 161,322    $36,143,437
                                               =========    ===========

             Sales............................ $ 196,431    $37,031,768
                                               =========    ===========


         Purchases and sales of government securities included in the Bond Fund amounts were $0 and $126,303, respectively. All other purchases in the Bond Fund and Equity Fund were of investment securities, excluding government securities. Transaction fees paid during the year ended December 31, 2001 to the Company and Northern Trust Company in the amount of approximately $4,766 and $3,924, respectively, were recorded as an adjustment to the basis of the related securities in the amount of approximately $8,560 in the Equity Fund and $130 in the Bond Fund.


(4)      UNREALIZED GAINS (LOSSES) ON INVESTMENTS

         As of December 31, 2001, gross unrealized gains (losses) on investments based on cost for Federal income taxes of $996,815 in the Bond Fund and $23,939,162 in the Equity Fund are as follows:

                                                        FUND

                                               BOND                 EQUITY

          Gross unrealized gains            $   34,534           $ 3,649,463

          Gross unrealized losses              ( 1,995)           (1,521,755)
                                            ----------           -----------

               Net unrealized gain          $   32,539           $ 2,127,708
                                            ==========           ===========



                              THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND FUND
                              FINANCIAL HIGHLIGHTS


                                                   FOR THE       FOR THE         FOR THE      FOR THE      FOR THE
                                                  YEAR ENDED    YEAR ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  DEC. 31,       DEC. 31,        DEC. 31,     DEC. 31,     DEC. 31,
                                                    2001          2000            1999         1998         1997
                                                 --------------------------------------------------------------------

SELECTED PER SHARE DATA:
   (For a share outstanding throughout
     each period)
   Net Asset Value, beginning of period .........   $   13.67     $   13.16     $   14.14     $ 13.53     $ 12.54
                                                    ---------     ---------     ---------     -------     -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS -
   Net investment income (loss) (a) .............        0.76          0.76          0.74        0.77        0.70
   Net realized and unrealized gains (losses)
     on investments .............................        0.41          0.49         (0.98)       0.45        0.29
                                                    ---------     ---------     ---------     -------     -------
   Total income (loss) from investment operations        1.17          1.25         (0.24)       1.22        0.99
                                                    ---------     ---------     ---------     -------     -------

 LESS DISTRIBUTIONS (B)
   Dividends from net investment income .........       (0.78)        (0.74)        (0.74)      (0.61)
   Distributions from net realized gains ........         --            --          --          --
                                                    ---------     ---------     ---------     -------
   Total dividends and distributions ............       (0.78)        (0.74)        (0.74)      (0.61)
                                                    ---------     ---------     ---------     -------

   Net Asset Value, end of period ...............   $   14.06     $   13.67     $   13.16     $ 14.14     $ 13.53
                                                    =========     =========     =========     =======     =======

   Total Return (c) .............................        8.71%         9.82%        (1.71%)      9.05%       7.89%
                                                    =========     =========     =========     =======     =======

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000's omitted) ....   $   1,055     $   1,160     $   1,093     $   957     $   666
   Ratio of Net Expenses to Average
      Net Assets (a) ............................        0.42%         0.45%         0.38%       0.46%       0.77%
   Ratio of Gross Expenses to Average
      Net Assets (a) ............................        5.45%         5.34%         5.51%       7.13%       3.19%
   Ratio of Net Investment Income
      to Average Net Assets .....................        5.46%         5.68%         5.41%       5.47%       5.38%
   Portfolio Turnover Rate ......................       15.11%        12.15%         4.67%       9.04%       8.44%



(a) The investment management fees for the Bond Fund were reduced from 1% to .5% of assets annually from April, 1994 through July, 1997 and to zero from August 1, 1997 through December 31, 2001. In addition, during the periods presented, certain administrative expenses of the Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Fund. The resulting per share savings to the Bond Fund related to these fees and expenses were $.56, $.65, $.70, $.94 and $.31 for the years ended December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.

(c)  Assumes reinvestment of dividends and capital gains distribution, if any.


   The accompanying notes are an integral part of these financial statements.



                              THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY FUND
                              FINANCIAL HIGHLIGHTS


                                                   FOR THE       FOR THE         FOR THE      FOR THE      FOR THE
                                                  YEAR ENDED    YEAR ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  DEC. 31,       DEC. 31,        DEC. 31,     DEC. 31,     DEC. 31,
                                                    2001          2000            1999         1998         1997
                                                 --------------------------------------------------------------------


SELECTED PER SHARE DATA:
   (For a share outstanding throughout
     each period)
   Net Asset Value, beginning of period .........   $    27.01     $    26.71     $    22.80     $    19.40     $    16.67
                                                    ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS -
   Net investment income (loss) (a) .............        (0.06)         (0.20)         (0.20)         (0.06)       --
   Net realized and unrealized gains (losses)
     on investments .............................        (7.91)          1.59           7.85           3.46           2.73
                                                    ----------     ----------     ----------     ----------     ----------
   Total income (loss) from investment operations        (7.97)          1.39           7.65           3.40           2.73
                                                    ----------     ----------     ----------     ----------     ----------

 LESS DISTRIBUTIONS (B)
   Dividends from net investment income .........         --             --             --
   Distributions from net realized gains ........       (0.05)         (1.09)         (3.74)
                                                   ----------     ----------     ----------
   Total dividends and distributions ............       (0.05)         (1.09)         (3.74)
                                                   ----------     ----------     ----------

   Net Asset Value, end of period ...............  $    18.99     $    27.01     $    26.71     $    22.80     $    19.40
                                                   ==========     ==========     ==========     ==========     ==========

   Total Return (c) .............................      (29.49%)         5.12%         33.70%         17.53%         16.38%
                                                   ==========     ==========     ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000's omitted) ....  $   26,848     $   40,208     $   35,237     $   23,568     $   17,787
   Ratio of Net Expenses to Average
      Net Assets (a) ............................        1.35%          1.32%          1.37%          1.14%          1.15%
   Ratio of Gross Expenses to Average
      Net Assets (a) ............................        1.42%          1.38%          1.45%          1.50%          1.44%
   Ratio of Net Investment Income
      to Average Net Assets .....................       (0.27%)        (0.67%)        (0.77%)        (0.31%)         0.00%
   Portfolio Turnover Rate ......................      122.91%        144.68%        224.59%        314.28%        398.23%



(a) Through December 31, 1998 certain administrative expenses of the Equity Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Equity Fund, resulting in per share savings of $.08 and $.05 for the years ended December 31, 1998 and 1997, respectively. Beginning fiscal 1999, the Equity Fund paid for its administrative fees other than professional legal fees and Board of Trustee fees and expenses assumed by the investment manager of the Equity Fund, resulting in a per share savings of $.01, $.02, and $.02 for the years ended December 31, 2001, 2000 and 1999, respectively.

(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.

(c) Assumes reinvestment of the dividends and capital gains distribution, if any.



   The accompanying notes are an integral part of these financial statements.

ELDREDGE, FOX & PORRETTI, LLP
CERTIFIED PUBLIC ACCOUNTANTS o BUSINESS CONSULTANTS
--------------------------------------------------------------------------------
135 CORPORATE WOODS o SUITE 300 o ROCHESTER, NEW YORK 14623 o 716/427-8900 o FAX 427-8947 25 NORTH STREET o CANANDAIGUA, NEW YORK 14424 o 716/398-2880 o 394-7513








                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS





To the Board of Directors and Shareholders of The Canandaigua Funds


We have audited the accompanying statement of assets and liabilities, including the schedule of fund investments, of The Canandaigua Funds (The Fund - comprised of the Bond and Equity Funds), as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds of The Canandaigua Funds as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                               /s/ ELDREDGE, FOX & PORRETTI, LLP
                                               ---------------------------------
Canandaigua, New York
February 13, 2002





          ELDREDGE, FOX & PORRETTI, LLP o CERTIFIED PUBLIC ACCOUNTANTS
                             o BUSINESS CONSULTANTS




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